Related Parties - Schedule of Trade and Other Receivables and Trade and Other Payables Due to or from Related Parties (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
Edimen Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano) [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	€ 3,758
Trade and other payables – related parties
Trade and other payables – related parties	17,059	22,418
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, CEO of parent of Sutter Securities) [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	480
LAICA SPA (Minority shareholder of UYBA) [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	26,154
E-WORK SPA (F) (Minority shareholder of UYBA) [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	118,680	11,433
Trade and other payables – related parties
Trade and other payables – related parties	15,768
Leonardo Aleotti (Director of SSD) [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	3,750
Related Parties [Member]
Trade and other receivables – related parties
Trade and other receivables – related parties	152,822	11,433
Loan receivables – related parties
Loan receivables – related parties	311,170	11,433
Trade and other payables – related parties
Trade and other payables – related parties	260,004	181,507
Director loan – related party
Director loan – related party	76,353	98,539
Sport for Life (Owned by Sasho Pandev, brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Loan receivables – related parties
Loan receivables – related parties	279,424
Brera Ilch Ngo [Member]
Loan receivables – related parties
Loan receivables – related parties	31,746
Pandev Sports (Owned by Goran Pandev, a director and minority shareholder for Brera Holdings and minority FKAP shareholder) [Member]
Trade and other payables – related parties
Trade and other payables – related parties		4,175
Linking Srl (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	13,303	6,100
E-WORK HOLDING SRL (Minority shareholder of UYBA) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	15,421	6,966
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	46,852
Pietro Bersani (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	26,952
Alberto Libanori (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	24,545
Christopher Gardner (Director and minority shareholder of Brera Holdings) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	24,545
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Loan receivables – related parties
Loan receivables – related parties			€ 76,554
Trade and other payables – related parties
Trade and other payables – related parties	17,326
Director loan – related party
Director loan – related party	75,501	98,539
Sashko Pandev (Brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	1,620
SPORTS CENTER PANDEV (Owned by Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	11,283
40&FAC CONSULTING SRLS (Minority shareholder of UYBA) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	7,320
STUDIO PIROLA ASSOCIATI SRL (F) (Owned by Guiseppe Pirola, director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	22,670
CIRCUITO LOMBARDIA SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	364	141,848
Studio Facchinetti (Owned by Facchinetti Simone, a director and minority shareholder of UYBA) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	3,476
DCS & PARTNER (Related to Francesca Duva, ex-CEO of Milano) [Member]
Trade and other payables – related parties
Trade and other payables – related parties	11,500
Aleksandra Terziski (Director of ZFK) [Member]
Director loan – related party
Director loan – related party	€ 852